Non-controlling Interests - Summary of Net Income Attributable to Non-Controlling Interests (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended																	9 Months Ended		12 Months Ended
	Dec. 30, 2014	Sep. 29, 2015	Dec. 30, 2014		Sep. 30, 2014	[1]	Jul. 01, 2014	[1]	Apr. 01, 2014	[1]	Dec. 31, 2013	[2]	Sep. 24, 2013	[2]	Jun. 25, 2013	[2]	Mar. 26, 2013	[2]	Sep. 29, 2015	Sep. 30, 2014	Dec. 30, 2014		Dec. 31, 2013		Dec. 25, 2012
Noncontrolling Interest [Line Items]
Income before income taxes subsequent to the IPO		$ 2,721																	$ 9,671		$ 7,851		$ 5,750
Net income attributable to non-controlling interests subsequent to the IPO	$ (507)	$ 1,281	$ 676	[1]	$ 2,111		$ 2,303		$ 2,494		$ 1,420		$ 1,188		$ 1,901		$ 1,240		$ 5,304	$ 6,908	$ 7,584	[1]	$ 5,750	[2]	$ 3,058
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Income before income taxes subsequent to the IPO	$ 774
Non-controlling interests ownership percentage	65.50%		65.50%																		65.50%
Net income attributable to non-controlling interests subsequent to the IPO	$ 507

[1]	The quarterly information presented for the quarters ended April 1, 2014, July 1, 2014 and September 30, 2014 reflect the consolidated financial statement results attributable to the LLC. The quarterly information presented for the quarter ended December 30, 2014 reflects the consolidated financial statement results of the Company. Certain totals will not sum exactly due to rounding.
[2]	The quarterly information presented for the fiscal year ended December 31, 2013 reflects the consolidated financial statement results entirely attributable to the LLC. Certain totals will not sum exactly due to rounding.